Servicing	12 Months Ended
Dec. 31, 2014
Transfers and Servicing [Abstract]
Servicing

NOTE 7 - SERVICING

Mortgage loans serviced for others are not included in the accompanying consolidated balance sheets.  The unpaid principal balance of mortgage loans serviced for others approximated $171,255,000 and $176,855,000 at December 31, 2014 and 2013, respectively.

Mortgage servicing rights are included in other assets in the accompanying consolidated balance sheets.  The Corporation has elected to record its mortgage servicing rights using the fair value measurement method.  Significant assumptions used in determining the fair value of servicing rights as of December 31, 2014 and 2013 include:

Prepayment assumptions:Based on the PSA Standard Prepayment Model

Internal rate of return:8% to 10%

Servicing costs:$40 – $55 per loan, annually, increased at the  rate of $1 per 1% delinquency based on loan count

Inflation rate of servicing costs:3%

Earnings rate:0.25% in 2014 and 2013

Following is a summary of mortgage servicing rights activity for the years ended December 31, 2014, 2013 and 2012:

	2014	2013	2012
Fair value at beginning of year	$1,398,396	$930,760	$727,240
Capitalized servicing rights – new
loan sales	134,324	312,751	444,646
Disposals (amortization based on
loan payments and payoffs)	(167,739)	(160,873)	(257,057)
Change in fair value	(147,050)	315,758	15,931
Fair value at end of year	$1,217,931	$1,398,396	$930,760

The change in fair value of servicing rights for the year ended December 31, 2014 resulted from changes in external market conditions, including prepayment assumptions, which is a key valuation input used in determining the fair value of servicing.  While prepayment assumptions are constantly changing, such changes are typically within a relatively small parameter from period to period.  The prepayment assumption factor used in determining the fair value of servicing at December 31, 2014 was 195 compared to 164 at December 31, 2013 and 398 at December 31, 2012.  The earnings rate used in determining the fair value of servicing at December 31, 2014 and 2013 was 0.25% compared to 1.0% at December 31, 2012.  The earnings rate was decreased in 2013 to reflect changes in the observable market.